Biological Assets - Schedule of Changes in Biological Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Changes in Biological Assets [Abstract]
Balance at the beginning of the period, Current	$ 1,712,153	$ 1,861,106	$ 1,327,675
Balance at the beginning of the period, Non-current	531,477	501,958	402,297
Balance at the end of the period, Current	1,608,223	1,712,153	1,861,106
Balance at the end of the period, Non-current	518,234	531,477	501,958
Business combination, Current		(24,542)	171,362
Business combination, Non-current			38,020
Increase by reproduction (born) and cost absorption including death, Current	10,680,387	12,721,303	12,143,982
Increase by reproduction (born) and cost absorption including death, Non-current	1,366,906	818,182	775,306
Reduction for slaughter, sale or consumption, Current	(12,129,791)	(13,522,290)	(12,545,787)
Reduction for slaughter, sale or consumption, Non-current	(67,825)	(66,503)	(82,344)
Purchases, Current	435,186	397,946	536,267
Purchases, Non-current	235,677	180,727	164,921
Fair value adjustments, Current	158,788	(85,715)	36,102
Fair value adjustments, Non-current	(189)	700	4
Reclassification from non-current to current, Current	913,073	307,195	292,149
Reclassification from non-current to current, Non-current	(913,073)	(307,195)	(292,149)
Exchange rate variation, Current	(161,573)	57,150	(100,644)
Exchange rate variation, Non-current	(45,443)	12,426	602
Amortization, Current
Amortization, Non-current	$ (589,296)	$ (608,818)	$ (504,699)